Schedule of Valuation Allowances For Deferred Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance		¥ 503
Additions during the year	1,079		503
Reverse during the year		(503)
Ending balance	¥ 1,079		¥ 503